UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  --------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ivory Investment Management, L.P.
           -----------------------------------------
Address:   11755 Wilshire Blvd., Suite 1350
           -----------------------------------------
           Los Angeles, CA  90025
           -----------------------------------------

Form 13F File Number:  02806191
                       --------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher T. Winkler
           --------------------------------
Title:     Chief Operating Officer
           --------------------------------
Phone:     3108997300
           --------------------------------

Signature, Place, and Date of Signing:

     /s/ Christopher T. Winkler               Los Angeles, CA        5/15/06
     --------------------------------------   ---------------------- --------
             [Signature]                      [City, State]          [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       1
                                               -------------------

Form 13F Information Table Entry Total:                  104
                                               -------------------

Form 13F Information Table Value Total:            $1,755,315
                                               -------------------
                                                  (in thousands)


List of Other Included Managers:

No. 13F File Number Name

01  FrontPoint Partners LLC
    Ivory Capital Advisors, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                           Form 13F INFORMATION TABLE


    COLUMN 1                 COLUMN 2       COLUMN 3  COLUMN 4      COLUMN 5             COLUMN 6   COLUMN 7       COLUMN  8
---------------------------- -------------- --------- -------- -------------- ---------- ---------- -------- ----------------------
                                                        VALUE       SHRS OR   SH/ PUT/   INVESTMENT OTHER      VOTING AUTHORITY
    NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)     PRN AMT   PRN CALL   DISCRETION MANAGERS   SOLE    SHARED  NONE
---------------------------- -------------- --------- -------- -------------- ---------- ---------- -------- ----------------------

3M CO                             COM       88579Y101   20,090     265,426    SH         Shared       1          0      265,426
-----------------------------------------------------------------------------------------------------------------------------------
3M CO                             COM       88579Y101    2,617      34,574    SH         Sole         0     34,574            0
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MAGNETICS INC            COM       00753P103    5,265     137,658    SH         Shared       1          0      137,658
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MAGNETICS INC            COM       00753P103      472      12,342    SH         Sole         0     12,342            0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               COM       025816109   40,262     766,158    SH         Shared       1          0      766,158
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               COM       025816109    4,931      93,842    SH         Sole         0     93,842            0
-----------------------------------------------------------------------------------------------------------------------------------
ARCHER DANIELS MIDLAND CO         COM       039483102   63,698   1,892,958    SH         Shared       1          0    1,892,958
-----------------------------------------------------------------------------------------------------------------------------------
ARCHER DANIELS MIDLAND CO         COM       039483102    7,808     232,042    SH         Sole         0    232,042            0
-----------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC                       COM       052800109   57,425   1,014,935    SH         Shared       1          0    1,014,935
-----------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC                       COM       052800109    7,076     125,065    SH         Sole         0    125,065            0
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC                  COM       074002106   49,180   5,792,696    SH         Shared       1          0    5,792,696
-----------------------------------------------------------------------------------------------------------------------------------
BEARINGPOINT INC                  COM       074002106    5,981     704,504    SH         Sole         0    704,504            0
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP            COM       101137107   30,819   1,337,054    SH         Shared       1          0    1,337,054
-----------------------------------------------------------------------------------------------------------------------------------
BOSTON SCIENTIFIC CORP            COM       101137107    3,756     162,946    SH         Sole         0    162,946            0
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL OUTDOOR HLDGS       CL A      18451C109   26,517   1,130,798    SH         Shared       1          0    1,130,798
-----------------------------------------------------------------------------------------------------------------------------------
CLEAR CHANNEL OUTDOOR HLDGS       CL A      18451C109    3,284     140,052    SH         Sole         0    140,052            0
-----------------------------------------------------------------------------------------------------------------------------------
CMGI INC                          COM       125750109    4,075   2,753,107    SH         Shared       1          0    2,753,107
-----------------------------------------------------------------------------------------------------------------------------------
CMGI INC                          COM       125750109      365     246,893    SH         Sole         0    246,893            0
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                  CL A SPL  20030N200   51,999   1,990,778    SH         Shared       1          0    1,990,778
-----------------------------------------------------------------------------------------------------------------------------------
COMCAST CORP NEW                  CL A SPL  20030N200    6,379     244,222    SH         Sole         0    244,222            0
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC                       COM       219350105    8,333     309,672    SH         Shared       1          0      309,672
-----------------------------------------------------------------------------------------------------------------------------------
CORNING INC                       COM       219350105    1,085      40,328    SH         Sole         0     40,328            0
-----------------------------------------------------------------------------------------------------------------------------------
CVS CORP                          COM       126650100   42,840   1,434,217    SH         Shared       1          0    1,434,217
-----------------------------------------------------------------------------------------------------------------------------------
CVS CORP                          COM       126650100    5,251     175,783    SH         Sole         0    175,783            0
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                   COM PAR   345370860   19,204   2,412,575    SH         Shared       1          0    2,412,575
                                  $0.01
-----------------------------------------------------------------------------------------------------------------------------------
FORD MTR CO DEL                   COM PAR   345370860    2,355     295,825    SH         Sole         0    295,825            0
                                  $0.01
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDATION COAL HLDGS INC         COM       35039W100   17,080     415,157    SH         Shared       1          0      415,157
-----------------------------------------------------------------------------------------------------------------------------------
FOUNDATION COAL HLDGS INC         COM       35039W100    2,223      54,043    SH         Sole         0     54,043            0
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR INC       CL B      35687M206   32,311   1,163,524    SH         Shared       1          0    1,163,524
-----------------------------------------------------------------------------------------------------------------------------------
FREESCALE SEMICONDUCTOR INC       CL B      35687M206    3,998     143,976    SH         Sole         0    143,976            0
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE BRANDS INTL INC         COM       360921100   26,184   1,068,312    SH         Shared       1          0    1,068,312
-----------------------------------------------------------------------------------------------------------------------------------
FURNITURE BRANDS INTL INC         COM       360921100    3,228     131,688    SH         Sole         0    131,688            0
-----------------------------------------------------------------------------------------------------------------------------------
GARMIN LTD                        ORD       G37260109   21,214     267,081    SH         Shared       1          0      267,081
-----------------------------------------------------------------------------------------------------------------------------------
GARMIN LTD                        ORD       G37260109    2,615      32,919    SH         Sole         0     32,919            0
-----------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL PAC       SPON ADR  400506101   40,172   1,257,334    SH         Shared       1          0    1,257,334
                                  B
-----------------------------------------------------------------------------------------------------------------------------------
GRUPO AEROPORTUARIO DEL PAC       SPON ADR  400506101    4,942     154,666    SH         Sole         0    154,666            0
                                  B
-----------------------------------------------------------------------------------------------------------------------------------
HILLENBRAND INDS INC              COM       431573104   57,778   1,050,698    SH         Shared       1          0    1,050,698
-----------------------------------------------------------------------------------------------------------------------------------
HILLENBRAND INDS INC              COM       431573104    7,110     129,302    SH         Sole         0    129,302            0
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                    COM       437076102   15,636     369,654    SH         Shared       1          0      369,654
-----------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC                    COM       437076102    1,918      45,346    SH         Sole         0     45,346            0
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                       COM       441060100   45,146   1,144,089    SH         Shared       1          0    1,144,089
-----------------------------------------------------------------------------------------------------------------------------------
HOSPIRA INC                       COM       441060100    5,552     140,711    SH         Sole         0    140,711            0
-----------------------------------------------------------------------------------------------------------------------------------
IROBOT CORP                       COM       462726100    3,368     121,136    SH         Shared       1          0      121,136
-----------------------------------------------------------------------------------------------------------------------------------
IROBOT CORP                       COM       462726100      302      10,864    SH         Sole         0     10,864            0
-----------------------------------------------------------------------------------------------------------------------------------
KEMET CORP                        COM       488360108   25,882   2,733,068    SH         Shared       1          0    2,733,068
-----------------------------------------------------------------------------------------------------------------------------------
KEMET CORP                        COM       488360108    3,372     356,032    SH         Sole         0    356,032            0
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                        COM       500255104   42,255     797,121    SH         Shared       1          0      797,121
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                        COM       500255104    5,189      97,879    SH         Sole         0     97,879            0
-----------------------------------------------------------------------------------------------------------------------------------
KOMAG INC                         COM NEW   500453204   42,429     891,363    SH         Shared       1          0      891,363
-----------------------------------------------------------------------------------------------------------------------------------
KOMAG INC                         COM NEW   500453204    5,171     108,637    SH         Sole         0    108,637            0
-----------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO              CL A      512815101   42,634     810,377    SH         Shared       1          0      810,377
-----------------------------------------------------------------------------------------------------------------------------------
LAMAR ADVERTISING CO              CL A      512815101    5,220      99,223    SH         Sole         0     99,223            0
-----------------------------------------------------------------------------------------------------------------------------------
LCA-VISION INC                    COM PAR   501803308   22,333     445,681    SH         Shared       1          0      445,681
                                  $.001
-----------------------------------------------------------------------------------------------------------------------------------
LCA-VISION INC                    COM PAR   501803308    2,722      54,319    SH         Sole         0     54,319            0
                                  $.001
-----------------------------------------------------------------------------------------------------------------------------------
LEXAR MEDIA INC                   COM       52886P104   40,294   4,696,259    SH         Shared       1          0    4,696,259
-----------------------------------------------------------------------------------------------------------------------------------
LEXAR MEDIA INC                   COM       52886P104    4,880     568,741    SH         Sole         0    568,741            0
-----------------------------------------------------------------------------------------------------------------------------------
MAIDENFORM BRANDS INC             COM       560305104    6,820     619,452    SH         Shared       1          0      619,452
-----------------------------------------------------------------------------------------------------------------------------------
MAIDENFORM BRANDS INC             COM       560305104      612      55,548    SH         Sole         0     55,548            0
-----------------------------------------------------------------------------------------------------------------------------------
MERCER INTL INC                   COM       588056101    6,122     657,533    SH         Shared       1          0      657,533
-----------------------------------------------------------------------------------------------------------------------------------
MERCER INTL INC                   COM       588056101      549      58,967    SH         Sole         0     58,967            0
-----------------------------------------------------------------------------------------------------------------------------------
MERCER INTL INC                   NOTE      588056AG6    5,031   3,900,229    SH         Shared       1          0    3,900,229
                                  8.500%
                                  10/1
-----------------------------------------------------------------------------------------------------------------------------------
MERCER INTL INC                   NOTE      588056AG6      451     349,771    SH         Sole         0    349,771            0
                                  8.500%
                                  10/1
-----------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC             COM       595112103   71,631   4,866,242    SH         Shared       1          0    4,866,242
-----------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY INC             COM       595112103    9,329     633,758    SH         Sole         0    633,758            0
-----------------------------------------------------------------------------------------------------------------------------------
MORTONS RESTAURANT GRP INC N      COM       619430101      893      51,391    SH         Shared       1          0       51,391
-----------------------------------------------------------------------------------------------------------------------------------
MORTONS RESTAURANT GRP INC N      COM       619430101       80       4,609    SH         Sole         0      4,609            0
-----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                         CL A      65248E104   42,453   2,555,865    SH         Shared       1          0    2,555,865
-----------------------------------------------------------------------------------------------------------------------------------
NEWS CORP                         CL A      65248E104    5,218     314,135    SH         Sole         0    314,135            0
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                    COM NEW   629377508   17,554     388,183    SH         Shared       1          0      388,183
-----------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                    COM NEW   629377508    2,223      49,170    SH         Sole         0     49,170            0
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC NEW                       COM       62941W101   92,207   3,167,540    SH         Shared       1          0    3,167,540
-----------------------------------------------------------------------------------------------------------------------------------
NTL INC NEW                       COM       62941W101   11,323     388,960    SH         Sole         0    388,960            0
-----------------------------------------------------------------------------------------------------------------------------------
NUTRI SYS INC NEW                 COM       67069D108   51,498   1,083,711    SH         Shared       1          0    1,083,711
-----------------------------------------------------------------------------------------------------------------------------------
NUTRI SYS INC NEW                 COM       67069D108    6,239     131,289    SH         Sole         0    131,289            0
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                      COM       681904108   44,416     807,709    SH         Shared       1          0      807,709
-----------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                      COM       681904108    5,482      99,691    SH         Sole         0     99,691            0
-----------------------------------------------------------------------------------------------------------------------------------
PPG INDS INC                      COM       693506107   16,815     265,433    SH         Shared       1          0      265,433
-----------------------------------------------------------------------------------------------------------------------------------
PPG INDS INC                      COM       693506107    2,190      34,567    SH         Sole         0     34,567            0
-----------------------------------------------------------------------------------------------------------------------------------
RADISYS CORP                      COM       750459109    7,287     367,080    SH         Shared       1          0      367,080
-----------------------------------------------------------------------------------------------------------------------------------
RADISYS CORP                      COM       750459109      653      32,920    SH         Sole         0     32,920            0
-----------------------------------------------------------------------------------------------------------------------------------
REDIFF COM INDIA LTD              SPONSORED 757479100    3,238     153,669    SH         Shared       1          0      153,669
                                  ADR
-----------------------------------------------------------------------------------------------------------------------------------
REDIFF COM INDIA LTD              SPONSORED 757479100      290      13,781    SH         Sole         0     13,781            0
                                  ADR
-----------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY INC              COM       807863105    9,672     280,361    SH         Shared       1          0      280,361
-----------------------------------------------------------------------------------------------------------------------------------
SCHOOL SPECIALTY INC              COM       807863105      867      25,139    SH         Sole         0     25,139            0
-----------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                SHS       G7945J104   56,255   2,136,527    SH         Shared       1          0    2,136,527
-----------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                SHS       G7945J104    6,937     263,473    SH         Sole         0    263,473            0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP                COM FON   852061100   18,290     707,798    SH         Shared       1          0      707,798
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP                COM FON   852061100    2,383      92,202    SH         Sole         0     92,202            0
-----------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                     COM       871503108   37,783   2,244,963    SH         Shared       1          0    2,244,963
-----------------------------------------------------------------------------------------------------------------------------------
SYMANTEC CORP                     COM       871503108    4,630     275,117    SH         Sole         0    275,117            0
-----------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE              COM       874054109   51,550   2,762,598    SH         Shared       1          0    2,762,598
SOFTWAR
-----------------------------------------------------------------------------------------------------------------------------------
TAKE-TWO INTERACTIVE              COM       874054109    6,296     337,402    SH         Sole         0    337,402            0
SOFTWAR
-----------------------------------------------------------------------------------------------------------------------------------
TEREX CORP NEW                    COM       880779103   36,726     463,477    SH         Shared       1          0      463,477
-----------------------------------------------------------------------------------------------------------------------------------
TEREX CORP NEW                    COM       880779103    4,487      56,623    SH         Sole         0     56,623            0
-----------------------------------------------------------------------------------------------------------------------------------
TLC VISION CORP                   COM       872549100    1,491     229,426    SH         Shared       1          0      229,426
-----------------------------------------------------------------------------------------------------------------------------------
TLC VISION CORP                   COM       872549100      134      20,574    SH         Sole         0     20,574            0
-----------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP             COM       909205106   23,883     783,064    SH         Shared       1          0      783,064
-----------------------------------------------------------------------------------------------------------------------------------
UNISOURCE ENERGY CORP             COM       909205106    2,938      96,336    SH         Sole         0     96,336            0
-----------------------------------------------------------------------------------------------------------------------------------
VICOR CORP                        COM       925815102    5,703     289,077    SH         Shared       1          0      289,077
-----------------------------------------------------------------------------------------------------------------------------------
VICOR CORP                        COM       925815102      511      25,923    SH         Sole         0     25,923            0
-----------------------------------------------------------------------------------------------------------------------------------
WARNER MUSIC GROUP CORP           COM       934550104   37,031   1,707,264    SH         Shared       1          0    1,707,264
-----------------------------------------------------------------------------------------------------------------------------------
WARNER MUSIC GROUP CORP           COM       934550104    4,593     211,736    SH         Sole         0    211,736            0
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS          CL A      983759101   43,050   1,933,092    SH         Shared       1          0    1,933,092
INC
-----------------------------------------------------------------------------------------------------------------------------------
XM SATELLITE RADIO HLDGS          CL A      983759101    5,276     236,908    SH         Sole         0    236,908            0
INC
-----------------------------------------------------------------------------------------------------------------------------------
